General Information and Reorganization Transactions (Details) - USD ($) $ / shares in Units, $ in Millions					1 Months Ended
	Apr. 07, 2026	Sep. 18, 2025	Jun. 24, 2025	Jan. 31, 2023	Nov. 30, 2025
Class B Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares				15,000
PIPE Transaction [Member]
General Information and Reorganization Transactions [Line Items]
Net proceeds (in Dollars)		$ 271.0
PIPE Transaction [Member] | Class B Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Gross proceeds (in Dollars)					$ 97.0
Initial Public Offering [Member] | Class B Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Proceeds from Initial Public Offering (in Dollars)				$ 6.9
Reverse Stock Split in June 2025 [Member]
General Information and Reorganization Transactions [Line Items]
Reverse share split			1 for 10 reverse share split
Reverse Stock Split in June 2025 [Member] | Class B Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares			10,025,000,000
Number of shares authorised			100,250,000,000
Nominal value of per share (in Dollars per share)			$ 0.005
Reverse Stock Split in June 2025 [Member] | Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares			5,000,000
Number of shares authorised			50,000,000
Nominal value of per share (in Dollars per share)			$ 0.005
Reverse Stock Split in June 2025 [Member] | Brera Holdings PLC [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share (in Dollars per share)			0.05
Reverse Stock Split in June 2025 [Member] | Brera Holdings PLC [Member] | Class B Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share (in Dollars per share)			$ 0.5
Scenario Forecasts [Member] | Reverse Stock Split in April Two Thousand Twenty Six {member]
General Information and Reorganization Transactions [Line Items]
Number of shares	1,002,500,000
Reverse share split	1 for 10 reverse share split
Nominal value of per share (in Dollars per share)	$ 0.5
Scenario Forecasts [Member] | Reverse Stock Split in April Two Thousand Twenty Six {member] | Class B Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares authorised	10,025,000,000
Nominal value of per share (in Dollars per share)	$ 0.5
Scenario Forecasts [Member] | Reverse Stock Split in April Two Thousand Twenty Six {member] | Class A Ordinary Shares [Member]
General Information and Reorganization Transactions [Line Items]
Number of shares	500,000
Number of shares authorised	5,000,000
Nominal value of per share (in Dollars per share)	$ 0.05
Scenario Forecasts [Member] | Reverse Stock Split in April Two Thousand Twenty Six {member] | Brera Holdings PLC [Member]
General Information and Reorganization Transactions [Line Items]
Nominal value of per share (in Dollars per share)	$ 0.05